Basis of Presentation and General Information, Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Icon Energy Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Parent
Incorporation country	1T
Maui Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Intermediate holding	[1]
Incorporation country	1T	[1]
Positano Marine Inc. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Shipowning	[1]
Incorporation country	1T	[1]
Vessel name	M/V Alfa	[1]
Reef Shiptrade Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Shipowning	[1]
Incorporation country	1T	[1]
Vessel name	M/V Bravo	[1]
Charlie Marine Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Bareboat charterer	[1]
Incorporation country	1T	[1]
Vessel name	M/V Charlie	[1]
Icon Investment Holdings Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Investment holding	[1]
Incorporation country	1T	[1]

[1]	Wholly owned subsidiaries